Financial Instruments - Cash Flow Hedges - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Deferred tax debit in respect of hedge reserve gains (losses)	£ 5	£ 4
Cash flow hedge gain (loss) recognised in revenue	9	18
Cash flow hedge gain (loss) recognised in finance costs		4
Tax debits in relation to cash flow hedges	£ 2	£ 5